Basic and Diluted Loss Per Share	6 Months Ended
Jun. 30, 2026
Basic and Diluted Loss Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

NOTE 8 – BASIC AND DILUTED LOSS PER SHARE

The Company computes net profit (loss) per share of Class A Ordinary Shares and Class B Ordinary Shares using the two class method. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net profit (loss) per share is calculated by adjusting the weighted average number of ordinary shares outstanding during the year to assume conversion of all potentially dilutive securities to ordinary shares. Because the Company has reported a net loss from continuing operations for each of six months ended June 30, 2026 and 2025, diluted net loss from continuing operations per ordinary share is the same as basic net loss from continuing operations per common share for such periods as the inclusion of any dilutive ordinary shares during these periods would result in the net loss from continuing operations per ordinary share calculation to be anti-dilutive.

The following table sets forth the computation of basic and diluted net profit (loss) per share for the six months ended June 30, 2026 and 2025, which includes both Class A Ordinary Shares and Class B Ordinary Shares:

	June 30,
	2026		2025
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Numerator:
Net loss from continuing operations attributable to the Company	$(78,606)	$(78,606)	$(1,508)	$(1,508)
Net loss from discontinued operations attributable to the Company	4,337	4,337	(1,008)	(1,008)
Allocation of net loss from continuing operations attributable to the Company between Class A and Class B Ordinary Shares	-	(78,606)	(499)	(1,009)
Allocation of net loss from discontinued operations attributable to the Company between Class A and Class B Ordinary Shares	-	4,337	(334)	(674)

Denominator:
Weighted average shares	-	8,791,366	62,783	126,915

Basic and diluted net loss per share from continuing operations attributable to the Company	$-	$(8.94)	$(7.95)	$(7.95)
Basic and diluted net profit (loss) per share from discontinued operations attributable to the Company	$-	$0.49	$(5.31)	$(5.31)
Basic and diluted net loss per share attributable to the Company	$-	$(8.45)	$(13.26)	$(13.26)